                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3070

                      Hilliard-Lyons Government Fund, Inc.
               (Exact name of registrant as specified in charter)

                              Hilliard Lyons Center
                           Louisville, Kentucky 40202
               (Address of principal executive offices) (Zip code)

                            William G. Strench, Esq.
                              Frost Brown Todd LLC
                             400 West Market Street
                           Louisville, Kentucky 40202
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-588-8400

                       Date of fiscal year end: August 31

                     Date of reporting period: May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.

The Schedule of Investments.

                      HILLIARD-LYONS GOVERNMENT FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                  May 31, 2005

                                                                                       Cash
 Principal                                                                          Equivalent   Maturity
   Amount                                                                              Yield       Date          Value
-----------                                                                         ----------   --------   --------------
              U.S. GOVERNMENT SPONSORED ENTERPRISES* --100.2%**

$45,000,000   Federal Home Loan Bank Discount Note                                    2.818%     06/01/05   $   45,000,000
 10,133,000   Federal Home Loan Bank Discount Note                                    3.022      06/01/05       10,133,000
 30,000,000   Federal Home Loan Bank Discount Note                                    2.915      06/02/05       29,997,608
 30,000,000   Federal Home Loan Bank Discount Note                                    2.583      06/03/05       29,995,800
 20,000,000   Federal Home Loan Bank Discount Note                                    2.839      06/06/05       19,992,250
 37,000,000   Federal Home Loan Bank Discount Note                                    2.828      06/07/05       36,982,918
 21,000,000   Federal Home Loan Bank Discount Note                                    2.730      06/08/05       20,989,098
 10,000,000   Federal Home Loan Bank Discount Note                                    2.927      06/09/05        9,993,600
 10,000,000   Federal Home Loan Bank Discount Note                                    2.986      06/09/05        9,993,467
 30,000,000   Federal Home Loan Bank Discount Note                                    2.839      06/10/05       29,979,150
 25,000,000   Federal Home Loan Bank Discount Note                                    2.888      06/13/05       24,976,375
 40,000,000   Federal Home Loan Bank Discount Note                                    2.978      06/14/05       39,957,678
 19,000,000   Federal Home Loan Bank Discount Note                                    2.900      06/15/05       18,979,016
 25,000,000   Federal Home Loan Bank Discount Note                                    2.978      06/16/05       24,969,479
 45,000,000   Federal Home Loan Bank Discount Note                                    2.900      06/17/05       44,943,300
 20,000,000   Federal Home Loan Bank Discount Note                                    2.978      06/20/05       19,968,914
 30,000,000   Federal Home Loan Bank Discount Note                                    2.612      06/22/05       29,955,462
 30,000,000   Federal Home Loan Bank Discount Note                                    2.900      06/23/05       29,947,842
 15,000,000   Federal Farm Credit Bank Discount Note                                  2.962      06/24/05       14,972,208
 20,000,000   Federal Farm Credit Bank Discount Note                                  2.998      06/27/05       19,957,389
 30,000,000   Federal Home Loan Bank Discount Note                                    2.959      06/29/05       29,932,217
 40,000,000   Federal Farm Credit Bank Discount Note                                  2.961      06/30/05       39,906,556
 40,000,000   Federal Home Loan Bank Discount Note                                    2.972      07/01/05       39,903,000
 25,000,000   Federal Home Loan Bank Discount Note                                    2.982      07/05/05       24,931,056
 24,000,000   Federal Home Loan Bank Discount Note                                    2.976      07/06/05       23,931,983
 23,000,000   Federal Home Loan Bank Discount Note                                    3.012      07/07/05       22,931,920
 35,000,000   Federal Home Loan Bank Discount Note                                    2.983      07/08/05       34,894,961
 40,000,000   Federal Home Loan Bank Discount Note                                    3.027      07/13/05       39,861,400
 33,000,000   Federal Home Loan Bank Discount Note                                    2.993      07/15/05       32,881,823
 17,000,000   Federal Home Loan Bank Discount Note                                    3.026      07/20/05       16,931,625
 13,000,000   Federal Home Loan Bank Discount Note                                    3.026      07/20/05       12,947,713
 28,000,000   Federal Home Loan Bank Discount Note                                    2.990      07/21/05       27,886,250
 35,000,000   Federal Home Loan Bank Discount Note                                    3.023      07/22/05       34,853,729
 30,000,000   Federal Home Loan Bank Discount Note                                    3.060      07/27/05       29,860,233
 15,000,000   Federal Home Loan Bank Discount Note                                    3.060      07/29/05       14,927,621
 12,000,000   Federal Home Loan Bank Discount Note                                    3.094      08/01/05       11,938,390
 30,000,000   Federal Home Loan Bank Discount Note                                    3.075      08/02/05       29,844,483
 25,000,000   Federal Home Loan Bank Discount Note                                    3.051      08/03/05       24,869,844
 20,000,000   Federal Home Loan Bank Discount Note                                    3.106      08/05/05       19,890,222
 25,000,000   Federal Home Loan Bank Discount Note                                    3.097      08/08/05       24,856,917

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                      HILLIARD-LYONS GOVERNMENT FUND, INC.
                       SCHEDULE OF INVESTMENTS - CONTINUED
                                   (UNAUDITED)
                                  May 31, 2005

                                                                                       Cash
 Principal                                                                          Equivalent   Maturity
   Amount                                                                              Yield       Date          Value
-----------                                                                         ----------   --------   --------------
$20,000,000   Federal Home Loan Bank Discount Note                                    3.097%     08/09/05   $   19,883,850
 25,000,000   Federal Home Loan Bank Discount Note                                    3.069      08/12/05       24,850,500
 20,000,000   Federal Home Loan Bank Discount Note                                    3.151      08/15/05       19,871,458
 35,000,000   Federal Home Loan Bank Discount Note                                    3.158      08/17/05       34,768,679
 21,000,000   Federal Home Loan Bank Discount Note                                    3.173      08/18/05       20,858,722
 20,000,000   Federal Home Loan Bank Discount Note                                    3.147      08/19/05       19,865,481
 25,000,000   Federal Home Loan Bank Discount Note                                    3.118      08/22/05       24,826,319
 20,000,000   Federal Home Loan Bank Discount Note                                    3.118      08/23/05       19,859,361
 29,000,000   Federal Home Loan Bank Discount Note                                    3.188      08/24/05       28,788,879
 31,000,000   Federal Home Loan Bank Discount Note                                    3.176      09/01/05       30,754,015
 25,815,000   Federal Home Loan Bank Discount Note                                    3.207      09/28/05       25,548,761
 30,000,000   Federal Home Loan Bank Discount Note                                    3.210      09/30/05       29,684,896
 22,000,000   Federal Home Loan Bank Discount Note                                    3.251      10/07/05       21,752,427
 19,336,000   Federal Home Loan Bank Discount Note                                    3.290      10/14/05       19,103,968

              TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
              (at amortized cost -- $1,390,083,813)                                                          1,390,083,813
                                                                                                            --------------

              TOTAL INVESTMENTS (100.2%) (at amortized cost -- $1,390,083,813***)                           $1,390,083,813
                                                                                                            --------------

* Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

** The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***  Also represents cost for federal income tax purposes.

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Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.


By (Signature and Title)* /s/ Joseph C. Curry
                          -----------------------------------------------
                          Joseph C. Curry, Jr., President
                          (principal executive officer)

Date July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Dianna P. Wengler
                          -----------------------------------------------
                          Dianna P. Wengler, Vice President and Treasurer (principal financial officer)

Date July 8, 2005


By (Signature and Title)* /s/ Joseph C. Curry
                          -----------------------------------------------
                          Joseph C. Curry, Jr., President
                          (principal executive officer)

Date July 8, 2005

* Print the name and title of each signing officer under his or her signature.